Inventories (Tables)	12 Months Ended
Mar. 31, 2024
Inventory Disclosure [Abstract]
Components of Inventories
Inventories consist of the following components:

	31 March
(Millions of US dollars)	2024	2023
Finished goods	$235.4	$237.8
Work-in-process	25.1	23.0
Raw materials and supplies	90.6	93.9
Provision for obsolete finished goods and raw materials	(13.3)	(10.5)
Total inventories	$337.8	$344.2